Note 13 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
13.	Earnings / (Loss) Per Share

Basic and diluted loss per common share is computed as follows:

	2019	2020	2021
Income:
Net (loss) / income	(1,682,671)	4,041,431	42,963,660
Dividends to Series B preferred shares	(1,271,782)	(693,297)	(255,324)
Preferred deemed dividend	(504,577)	-	(345,628)
Net (loss) / income attributable to common shareholders	(3,459,030)	3,348,134	42,362,708
Weighted average common shares –outstanding, basic	2,861,928	5,753,917	6,976,905
Basic (loss) / earnings per share	(1.21)	0.58	6.07

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	-	16,500
Weighted average common shares –outstanding, diluted	2,861,928	5,753,917	6,993,405
Diluted (loss) / earnings per share	(1.21)	0.58	6.06

For the years ended December 31, 2019 and 2020, the effect of 23,284 and 53,303 non-vested stock awards, respectively, and of 8,000 and 8,365 Series B Convertible Perpetual Preferred Shares ("Series B Preferred Shares"), respectively, was anti-dilutive. The number of dilutive securities was nil shares in 2019 and 2020. Hence for the years ended December 31, 2019 and 2020, “Basic (loss)/ earnings per share” equals “Diluted (loss) / earnings per share”. For the year ended December 31, 2021, the denominator of the diluted earnings per share calculation includes 16,500 common shares, being the number of incremental shares assumed issued under the treasury stock method.